Capital Stock (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 04, 2014	May 31, 2011	Sep. 04, 2013 Share Exchange Agreement with L2 MDC [Member]	Dec. 31, 2013 Cash Proceeds [Member]	Oct. 21, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Notes Receivable [Member]	Dec. 31, 2012 Common Stock [Member] Cash Proceeds [Member]	Dec. 31, 2012 Common Stock [Member] Convertible Debt [Member]
Class of Stock [Line Items]
Percentage of outstanding shares transferred					100.00%
Amount of shares exchanged					7,646,780
Percentage of L2 MDC's shares issued and outstanding					93.50%
Convertible note conversion, shares issued					686,275								457,872
Number of shares callable by warrants			10,667	444,190	87,500	225,936		225,936	508,516			339,547
Number of warrants converted													168,969
Warrant exercise price			3.75			2.66		2.22
Stock redemption terms							The Company will be required to make an aggregate cash payment equal to the greater of (a) $300,000 and (b) the fair market value of Company common stock at the time of their receipt of the shareholder's redemption request.
Redemption price per share							$ 3.00
Shares issued						451,871		451,871	1,136,866			679,094
Shares issued, price per share											$ 2.29	$ 2.22	$ 1.66
Proceeds from issuance of common stock, net of offering costs	$ 1,010,000	$ 1,448,309				$ 1,010,000
Issuance of common stock for settlement of offering costs										300,000
Issuance of common stock for settlement of offering costs, shares										131,287
Common stock issued to related party exchange for a note receivable											$ 198,822
Common stock issued to related party exchange for a note receivable, shares											87,009
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value per share	$ 0.001	$ 0.001						$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001